Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
7.	Leases

Effective on July 1, 2020, the Group adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. The leases of the Group mainly consisted of office leasing.

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	728,885	-

Lease liabilities – current	480,813	-
Lease liabilities – non-current	248,072	-
Total operating lease liabilities	728,885	-

For the year ended June 30, 2024, the Group derecognized the right-of-use assets due to early termination of long-term lease contract, and entered into a new leasing for office for twelve months. Since the Group elected the short-term lease exemption for all contracts with lease term of twelve months or less, the Group did not recognize the right-of-use assets and lease liabilities for such new short-term lease accordingly. And the Group adopted simplified calculation in lease expenses thereafter.

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	461,070	118,320

The weighted average remaining lease terms and discount rates for the operating lease for the years of June 30, 2022, 2023 and 2024 were as follows:

	For the years ended June 30,
	2022	2023	2024
Weighted average remaining lease term (years)	2.5	1.50	-
Weighted average discount rate	4.20%	4.20%	-

For the years ended June 30, 2022, 2023 and 2024, the lease expenses were as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	504,000	504,000	126,000
Short-term rental expenses	-	-	11,314